Long Term Payable (Details) - Schedule of Weighted-Average Remaining Loan Term	12 Months Ended
Jun. 30, 2024
Debt Instruments [Abstract]
Weighted-average remaining lease term	20 months
The required rate of return required by the lender	6.99%